Cover Page	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	true
Document Period End Date	Sep. 03, 2026
Entity Registrant Name	TEVA PHARMACEUTICAL INDUSTRIES LIMITED
Entity Central Index Key	0000818686
Title of 12(b) Security	American Depositary Shares, each representing one Ordinary Share
Trading Symbol	TEVA
Security Exchange Name	NYSE
Entity File Number	001-16174
Entity Incorporation, State or Country Code	L3
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	400 Interpace Parkway, #3
Entity Address, City or Town	Parsippany
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	658-0301
Entity Emerging Growth Company	false
Amendment Description	Explanatory Note Teva Pharmaceutical Industries Limited (“Teva” or the “Company”) is filing this Exhibit 99.1 to recast historical segment information as set forth in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, as filed with the Securities and Exchange Commission (“SEC”) on February 3, 2026 (the “Original Report”). As previously disclosed and as reflected in the Original Report, in alignment with Teva’s Pivot to Growth strategy, commencing January 1, 2026, Anda, Teva’s distribution business in the U.S., is no longer reported under the Company’s United States segment, and, from that date, Anda is reported as part of the Company’s Other Activities. This shift allows the United States segment to continue to manage its entire product portfolio in the region, while strengthening focus on its biopharmaceutical business, growth engines and innovation. The Company has aligned its internal financial and segment reporting and its reporting units in accordance with this change in Teva’s reporting segments effective for the quarter ended March 31, 2026. Exhibit 99.1 to the Current Report on Form 8-K provides recast segment information within the following items of the Company’s Original Report to reflect the changes made to its segment reporting: • Part I Item 1. Business – solely to reflect changes under the captions “Our Business Segments,” “United States Segment,” and “Other Activities.” • Part II Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations – solely to reflect changes under the captions “Our Business Segments,” “Highlights,” “United States Segment,” “Other Activities,” and “Reconciliation Table to Consolidated Income (Loss) Before Income Taxes.” • Part II Item 8. Financial Statements and Supplementary Data – solely to reflect changes in the “Notes to Consolidated Financial Statements,” specifically, “Note 1—Significant accounting policies— w. Segment reporting,” “Note 3—Revenue from contracts with customers— Disaggregation of revenue,” and “Note 19—Segments.” The items above included in this Exhibit 99.1 update the same items presented in the Original Report solely for changes in the Company’s reportable segment information and the related impacts to segment disclosures as a result of the recast described above and is not an amendment to, or a restatement of, the Original Report. There are no changes to other disclosures presented in the Original Report, including the Company’s previously reported consolidated balance sheets, statements of income (loss), statements of comprehensive income (loss), statements of changes in equity, and statements of cash flows. This Exhibit 99.1 does not reflect changes or events occurring subsequent to the Original Report and does not modify or update the disclosures in any way, other than as required to retrospectively recast the change in segment reporting. Therefore, this Exhibit 99.1 should be read in conjunction with the Company’s Original Report as filed and Quarterly Reports on Form 10-Q for the quarterly periods ended March 31, 2026 and June 30, 2026.
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Address, State or Province	NJ